Summary of Changes in Carrying Value of Goodwill by Reporting Unit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill Beginning balance	$ 2,951
Impairment loss on goodwill	(2,951)
Goodwill Ending Balance	$ 0